Real Estate Properties Held for Lease, Net	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
Real Estate Properties Held for Lease, Net
5.
Real Estate Properties Held for Lease, Net

The following summarizes the components of real estate properties held for lease as at December 31, 2024 and 2025:

At December 31,	2024	2025
	(’000)	(’000)
Building at cost	$152,420	$150,065
Less: accumulated depreciation	(16,992)	(21,427)
Net book value	$135,428	$128,638

Depreciation expenses were $3.9 million, $4.2 million for the years ended December 31, 2024 and 2025, respectively.

Real estate properties held for lease of $123.0 million as at December 31,2025 (2024: $145.3 million) have been pledged to banks to obtain loan facilities (See Note 9).